Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Assets:
Operating leases, net	$ 46.4	$ 40.5
Finance leases, net	2.7	1.7
Total right-of-use assets	49.1	42.2
Operating leases:
Current	7.8	14.3
Non-Current	53.3	41.4
Total operating lease liabilities	61.1	55.7
Finance leases:
Current	1.0	0.5
Non-Current	1.9	1.5
Total finance lease liabilities	2.9	2.0
Total lease liabilities	$ 64.0	$ 57.7